Restatements of Previously Issued Financial Statements (Details) - Schedule of Consolidated Balance Sheet - Nukkleus Inc.[Member] - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible assets, net				$ 13,616,116	$ 13,940,257
Total non-current assets				13,616,116	13,940,257
Total assets	$ 20,840,892	$ 22,404,645	$ 19,177,988	16,659,836	17,000,367
Customer custodial cash liabilities
Customer digital currency liabilities
Accounts payable and accrued liabilities	543,267	561,460	579,351	380,721
Total current liabilities	4,457,083	4,587,814	4,984,616	4,638,513
Total liabilities	4,457,083	4,587,814	4,984,616	4,638,513
Additional paid-in capital				14,474,839	10,235,758
Total Nukkleus Inc. stockholders’ equity					8,550,382
Non-controlling interest					4,203,302
Total stockholders’ equity				12,021,323	12,753,684
Total liabilities and stockholders’ equity	20,840,892	22,404,645	19,177,988	16,659,836	17,000,367
Cash	23,142	50,444	50,623	355,673
Customer custodial cash
Customer digital currency assets
Digital assets
Total current assets	972,195	1,612,376	2,733,446	3,043,720
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible assets, net				(2,861,631)	(2,861,631)
Total non-current assets				(2,861,631)	(2,861,631)
Total assets	1,937,195	2,414,661	1,116,733	(844,979)	(2,861,631)
Customer custodial cash liabilities	965,918	1,082,421	90,951	799,302
Customer digital currency liabilities	898,516	1,307,042	1,022,407	1,168,349
Accounts payable and accrued liabilities	72,761	25,198	3,375	49,001
Total current liabilities	1,937,195	2,414,661	1,116,733	2,016,652
Total liabilities	1,937,195	2,414,661	1,116,733	2,016,652
Additional paid-in capital				(2,861,631)	(2,003,142)
Total Nukkleus Inc. stockholders’ equity					(2,003,142)
Non-controlling interest					(858,489)
Total stockholders’ equity				(2,861,631)	(2,861,631)
Total liabilities and stockholders’ equity	1,937,195	2,414,661	1,116,733	(844,979)	(2,861,631)
Cash	52,685	23,801	2,252	48,098
Customer custodial cash	965,918	1,082,421	90,951	799,302
Customer digital currency assets	898,516	1,307,042	1,022,407	1,168,349
Digital assets	20,076	1,397	1,123	903
Total current assets	1,937,195	2,414,661	1,116,733	2,016,652
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible assets, net				10,754,485	11,078,626
Total non-current assets				10,754,485	11,078,626
Total assets	22,778,087	24,819,306	20,294,721	15,814,857	14,138,736
Customer custodial cash liabilities	965,918	1,082,421	90,951	799,302
Customer digital currency liabilities	898,516	1,307,042	1,022,407	1,168,349
Accounts payable and accrued liabilities	616,028	586,658	582,726	429,722
Total current liabilities	6,394,278	7,002,475	6,101,349	6,655,165
Total liabilities	6,394,278	7,002,475	6,101,349	6,655,165
Additional paid-in capital				11,613,208	8,232,616
Total Nukkleus Inc. stockholders’ equity					6,547,240
Non-controlling interest					3,344,813
Total stockholders’ equity				9,159,692	9,892,053
Total liabilities and stockholders’ equity	22,778,087	24,819,306	20,294,721	15,814,857	$ 14,138,736
Cash	75,827	74,245	52,875	403,771
Customer custodial cash	965,918	1,082,421	90,951	799,302
Customer digital currency assets	898,516	1,307,042	1,022,407	1,168,349
Digital assets	20,076	1,397	1,123	903
Total current assets	$ 2,909,390	$ 4,027,037	$ 3,850,179	$ 5,060,372